7A. Long term investments (ZHEJIANG JIAHUAN)	12 Months Ended
Dec. 31, 2013
ZHEJIANG JIAHUAN
7A. Long term investments

2013
		Gross unrealized		Fair
	Amortized cost	Gains	Losses	Value
	RMB’000	RMB’000	RMB’000	RMB’000

Long term investment:
Unlisted investment	69	-	-	69

(Unaudited)
2012
		Gross unrealized		Fair
	Amortized cost	Gains	Losses	Value
	RMB’000	RMB’000	RMB’000	RMB’000

Long term investment:
Unlisted investment	69	-	-	69

The balance of investments has their market values close to their book balance.